Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 96.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	296,209	$2,461,493
PGIM Global Real Estate Fund (Class R6)	118,657	2,001,737
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	141,507	1,724,974
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	189,767	1,852,125
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	126,574	1,182,201
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	557,706	6,034,380
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	641,362	10,531,157
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	166,718	1,753,876
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	416,660	6,620,721
PGIM TIPS Fund (Class R6)	565,756	4,848,528
PGIM Total Return Bond Fund (Class R6)	441,850	5,112,209

Total Long-Term Investments (cost $42,748,484)		44,123,401

Short-Term Investment 3.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,473,477)	1,473,477	1,473,477

TOTAL INVESTMENTS 99.9% (cost $44,221,961)(wd)		45,596,878
Other assets in excess of liabilities 0.1%		28,479

Net Assets 100.0%		$45,625,357

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds